Significant Accounting Policies - Summary of Change in Fair Value (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	€ 75,557	€ 160,187
Change in fair value during the reporting period	(15,241)	(2,909)
AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1,026	188
Change in fair value during the reporting period	(33)	8
Solely payments of principal and interest [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	39	44
Change in fair value during the reporting period	8	10
Solely payments of principal and interest [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	52,363	93,234
Change in fair value during the reporting period	(14,000)	(3,132)
Solely payments of principal and interest [member] | Debt securities [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	178	178
Change in fair value during the reporting period	0	8
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,631	2,324
Change in fair value during the reporting period	10	0
Solely payments of principal and interest [member] | Money Markets and other short-term investment [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	0	0
Change in fair value during the reporting period	0	0
Solely payments of principal and interest [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	9,245	44,366
Change in fair value during the reporting period	(1,199)	(195)
Solely payments of principal and interest [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period		5,474
Change in fair value during the reporting period		(267)
Solely payments of principal and interest [member] | Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	45	52
Solely payments of principal and interest [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1	1
Solely payments of principal and interest [member] | Other financial asset [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	0	0
Change in fair value during the reporting period	0	0
Financial assets other than SPPI [member] | Share [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	345	618
Change in fair value during the reporting period	(33)	36
Financial assets other than SPPI [member] | Debt securities [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	1,284	3,961
Change in fair value during the reporting period	(182)	(75)
Financial assets other than SPPI [member] | Debt securities [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	0	0
Change in fair value during the reporting period	0	0
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,982	2,586
Change in fair value during the reporting period	1
Financial assets other than SPPI [member] | Money Markets and other short-term investment [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	12	10
Change in fair value during the reporting period	0	0
Financial assets other than SPPI [member] | Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	15	36
Change in fair value during the reporting period	(26)	(10)
Financial assets other than SPPI [member] | Policy loans [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	2,042	1,892
Change in fair value during the reporting period		0
Financial assets other than SPPI [member] | Other financial asset [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	4,566	5,598
Change in fair value during the reporting period	179	724
Financial assets other than SPPI [member] | Other financial asset [member] | AEGBanco Santander [member]
Disclosure of financial assets [line items]
Fair value at the end of the reporting period	836	0
Change in fair value during the reporting period	€ (33)	€ 0